CONSOLDIATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 154,061	$ 192,890
Restricted cash		0	25,880
Accounts receivable, net	[1]	985,172	766,503
Inventories		699,740	548,588
Prepaid expenses and other current assets	[2]	58,311	181,831
Total current assets		1,897,284	1,715,692
Property and equipment, net		166,252	137,341
Operating lease right-of-use assets		63,333	67,321
Intangible assets, net		477,816	492,709
Goodwill		834,203	840,148
Deferred tax assets, noncurrent		12	6,291
Other assets, noncurrent		48,170	35,389
Total assets		3,487,070	3,294,891
Current liabilities:
Accounts payable	[3]	459,651	328,122
Accrued expenses and other current liabilities	[4]	620,333	552,023
Tax payable		20,991	1,581
Current portion of long-term debt		24,157	86,972
Total current liabilities		1,125,132	968,698
Long-term debt		775,483	349,169
Operating lease liabilities, noncurrent		63,043	61,779
Deferred tax liabilities, noncurrent		16,500	60,976
Other liabilities, noncurrent		28,019	25,980
Total liabilities		2,008,177	1,466,602
Commitments and contingencies (Note 10)
Shareholders’ equity:
Ordinary shares, $0.0001 par value per share, 1,000,000,000 shares authorized; 139,083,369 and 138,982,872 shares issued and outstanding as of December 31, 2023 and 2022, respectively		14	14
Additional paid-in capital		1,009,590	941,206
Retained earnings		470,319	896,738
Accumulated other comprehensive loss		(1,030)	(9,669)
Total shareholders’ equity		1,478,893	1,828,289
Total liabilities and shareholders’ equity		$ 3,487,070	$ 3,294,891

[1]	Including amounts from a related party of $3,594 and $1,033 as of December 31, 2023 and 2022, respectively.
[2]	Including amounts from a related party of $0 and $20,069 as of December 31, 2023 and 2022, respectively.
[3]	Including amounts to a related party of $101,538 and $231,805 as of December 31, 2023 and 2022, respectively.
[4]	Including amounts to a related party of $0 and $8,399 as of December 31, 2023 and 2022, respectively.